Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt discount of note payable	$ 255	$ 451
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	32,320,891	12,915,343
Common stock, shares outstanding	32,320,891	12,915,343
Series A Preferred Stock
Preferred stock, shares issued
Preferred stock, shares outstanding
Convertible Preferred Stock Series B
Preferred stock, shares issued	0	5,400,000
Preferred stock, shares outstanding	0	5,400,000